Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0000831001
Registrant Name	Citigroup Inc.
Registration File Number	333-270327
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES